Income Taxes - Components of Deferred Taxes (Detail) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Deferred tax assets
Pension and post-retirement benefits	$ 19.9	$ 17.6
Product returns and warranty accruals	15.5	17.3
Inventory valuation	3.7	2.3
Net operating loss carryforwards	7.7	8.2
Vacation accrual	1.4	1.3
Insurance accrual	1.5	1.9
Allowance for doubtful accounts	1.0	0.6
Tax credit carryforwards	1.2	0.5
Pension liability adjustment included in other comprehensive loss	3.3	25.2
Other accrued liabilities	4.7	3.5
Interest disallowance	16.3	9.6
Other	0.9	1.3
Total deferred tax assets, gross	77.1	89.3
Less: valuation allowance for net operating loss carryforwards and non-U.S. tax credit carryforwards	(5.9)	(6.7)
Total deferred tax assets	71.2	82.6
Deferred tax liabilities
Depreciation and amortization	(21.1)	(22.0)
Goodwill amortization for tax, but not book	(10.3)	(6.8)
Acquired intangible assets	(125.5)	(132.2)
Prepaid expenses	(1.0)	(0.7)
Other	(6.0)	(3.0)
Total deferred tax liabilities	(163.9)	(164.7)
Net deferred tax liabilities	$ (92.7)	$ (82.1)